Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Service revenue	$ 43,129,179	$ 35,685,531
Expenses:
Direct center and patient care costs	21,743,256	17,368,894
Other regional and center support costs (note 23)	16,245,699	9,828,447
Depreciation	5,708,210	4,031,375
Cost of revenue	43,697,165	31,228,716
Regional operating income (loss)	(567,986)	4,456,815
Center development costs	529,933	1,466,119
Corporate, general and administrative expenses (note 22)	15,145,361	16,371,346
Share-based compensation	591,384	690,230
Amortization	463,332	122,269
Interest expense	2,806,286	1,822,442
Interest income	(20,990)	(163,302)
Earn-out consideration (note 5)	10,319,429
Loss before income taxes	(30,402,721)	(15,852,289)
Loss for the year and comprehensive loss	(30,402,721)	(15,852,289)
(Loss) income for the year attributable to:
Non-controlling interest (note 22)	(739,181)	57,590
Common shareholders of Greenbrook TMS	(29,663,540)	(15,909,879)
Loss for the year and comprehensive loss	$ (30,402,721)	$ (15,852,289)
Net loss per share (note 21):
Basic	$ (2.32)	$ (1.48)
Diluted	$ (2.32)	$ (1.48)